Inventories - Additional Information (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of current inventories [abstract]
Reversals of inventory write-downs	₩ 0	₩ 0	₩ 0